Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 17,287,465	$ 29,284,218
Cost of revenues		(17,079,275)	(28,705,358)
Gross profit		208,190	578,860
Operating expenses:
General and administrative expenses		(578,914)	(807,114)
Total operating expenses		(578,914)	(807,114)
Loss from operations		(370,724)	(228,254)
Other income (expenses):
Interest income		220,224	2,641
Interest expenses		(24,259)	(5,587)
Gain on deconsolidation of a subsidiary		523,746
Other (expenses) income, net		(2,556)	28,875
Total other income, net		717,155	25,929
Income (loss) before income taxes		346,431	(202,325)
Income tax expense		(570)	(14,508)
Net income (loss)		345,861	(216,833)
Comprehensive loss
Foreign currency translation loss		(48,687)	(45,764)
Comprehensive income (loss) attributable to shareholders		$ 297,174	$ (262,597)
Loss per ordinary share
Basic (in Dollars per share)		$ 0.18	$ (0.14)
Diluted (in Dollars per share)		$ 0.18	$ (0.14)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	1,940,833	1,523,958
Diluted (in Shares)	[1]	1,940,833	1,523,958

[1]	Giving retroactive effect to the 1-for-16 reverse share split effected on November 19, 2024.